UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2737

Fidelity Summer Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2010

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Export and Multinational Fund
Export and Multinational
Class K

November 30, 2010

1.810713.106

EXF-QTLY-0111

Investments November 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 11.8%
Automobiles - 0.2%
General Motors Co.	151,400	$ 5,178
Diversified Consumer Services - 0.1%
Anhanguera Educacional Participacoes SA unit	72,329	1,678
Hotels, Restaurants & Leisure - 2.6%
Las Vegas Sands Corp. (a)	279,000	13,972
McDonald's Corp.	696,400	54,528
		68,500
Household Durables - 0.3%
Beazer Homes USA, Inc. (a)(d)	1,619,206	6,736
Internet & Catalog Retail - 0.7%
Amazon.com, Inc. (a)	99,900	17,522
Media - 1.9%
The Walt Disney Co.	854,100	31,183
Time Warner, Inc.	601,700	17,744
		48,927
Multiline Retail - 2.2%
Kohl's Corp. (a)	406,600	22,940
Macy's, Inc.	566,200	14,540
Marisa Lojas SA	84,700	1,290
Target Corp.	337,200	19,200
		57,970
Specialty Retail - 1.8%
H&M Hennes & Mauritz AB (B Shares)	362,400	12,230
I.T Ltd.	4,230,000	3,895
Inditex SA	178,317	13,437
TJX Companies, Inc.	358,800	16,365
		45,927
Textiles, Apparel & Luxury Goods - 2.0%
Cia Hering SA	30,800	542
Phillips-Van Heusen Corp.	344,800	23,391
VF Corp.	347,500	28,801
		52,734
TOTAL CONSUMER DISCRETIONARY		305,172
CONSUMER STAPLES - 11.6%
Beverages - 6.1%
Constellation Brands, Inc. Class A (sub. vtg.) (a)	1,192,583	24,579
Diageo PLC sponsored ADR	88,900	6,371
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
Molson Coors Brewing Co. Class B	657,256	$ 31,318
Silver Base Group Holdings Ltd.	3,056,000	2,590
The Coca-Cola Co.	1,478,500	93,397
		158,255
Food & Staples Retailing - 0.2%
Drogasil SA	235,200	5,757
Food Products - 0.1%
Shenguan Holdings Group Ltd.	2,058,000	2,846
Household Products - 1.3%
Procter & Gamble Co.	539,200	32,929
Personal Products - 0.9%
Herbalife Ltd.	164,300	11,276
USANA Health Sciences, Inc. (a)	242,427	10,211
		21,487
Tobacco - 3.0%
Altria Group, Inc.	2,170,000	52,080
British American Tobacco PLC sponsored ADR	356,400	25,982
		78,062
TOTAL CONSUMER STAPLES		299,336
ENERGY - 12.2%
Energy Equipment & Services - 0.9%
Halliburton Co.	596,900	22,587
Oil, Gas & Consumable Fuels - 11.3%
Anadarko Petroleum Corp.	81,200	5,210
Chevron Corp.	707,800	57,311
Exxon Mobil Corp.	1,745,965	121,449
Marathon Oil Corp.	814,900	27,275
Massey Energy Co.	370,400	18,190
Northern Oil & Gas, Inc. (a)	253,200	5,786
Royal Dutch Shell PLC Class B ADR	141,100	8,510
Sunoco, Inc.	379,877	15,248
Talisman Energy, Inc.	678,500	13,027
Valero Energy Corp.	1,104,372	21,513
		293,519
TOTAL ENERGY		316,106
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - 13.0%
Capital Markets - 2.3%
Evercore Partners, Inc. Class A	190,758	$ 5,757
Goldman Sachs Group, Inc.	214,000	33,414
Morgan Stanley	819,100	20,035
		59,206
Commercial Banks - 4.7%
Barclays PLC	2,855,406	11,471
Comerica, Inc.	453,800	16,559
M&T Bank Corp.	136,400	10,497
Marshall & Ilsley Corp.	1,280,600	6,134
Regions Financial Corp.	1,609,400	8,659
SunTrust Banks, Inc.	341,500	7,977
U.S. Bancorp, Delaware	74,000	1,760
Wells Fargo & Co.	2,140,700	58,248
		121,305
Diversified Financial Services - 3.5%
Bank of America Corp.	782,100	8,564
Citigroup, Inc. (a)	12,533,400	52,640
JPMorgan Chase & Co.	800,400	29,919
		91,123
Insurance - 2.1%
Berkshire Hathaway, Inc. Class B (a)	690,100	54,987
Real Estate Investment Trusts - 0.4%
U-Store-It Trust	1,083,500	8,961
TOTAL FINANCIALS		335,582
HEALTH CARE - 11.6%
Biotechnology - 0.9%
BioMarin Pharmaceutical, Inc. (a)	819,700	22,197
Health Care Equipment & Supplies - 0.6%
C. R. Bard, Inc.	176,200	14,951
Health Care Providers & Services - 2.9%
Express Scripts, Inc. (a)	150,000	7,814
McKesson Corp.	313,600	20,039
Medco Health Solutions, Inc. (a)	444,800	27,275
Quest Diagnostics, Inc.	425,500	20,986
		76,114
Health Care Technology - 0.3%
Allscripts-Misys Healthcare Solutions, Inc. (a)	404,300	7,095
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Life Sciences Tools & Services - 0.5%
PerkinElmer, Inc.	573,000	$ 13,351
Pharmaceuticals - 6.4%
Aspen Pharmacare Holdings Ltd.	939,900	12,324
Johnson & Johnson	1,127,100	69,373
Merck & Co., Inc.	1,403,700	48,386
Perrigo Co.	218,400	13,156
Valeant Pharmaceuticals International, Inc.	887,701	23,010
		166,249
TOTAL HEALTH CARE		299,957
INDUSTRIALS - 12.1%
Aerospace & Defense - 2.6%
Precision Castparts Corp.	126,900	17,521
United Technologies Corp.	672,700	50,634
		68,155
Construction & Engineering - 0.1%
Larsen & Toubro Ltd.	64,846	2,761
Electrical Equipment - 0.9%
Emerson Electric Co.	418,100	23,025
Industrial Conglomerates - 2.8%
General Electric Co.	3,578,600	56,649
Textron, Inc.	742,100	16,593
		73,242
Machinery - 4.1%
Caterpillar, Inc.	355,900	30,109
Commercial Vehicle Group, Inc. (a)	616,200	8,732
Cummins, Inc.	338,100	32,836
Ingersoll-Rand Co. Ltd.	400,700	16,429
PACCAR, Inc.	325,500	17,531
		105,637
Road & Rail - 1.5%
Union Pacific Corp.	421,200	37,954
Transportation Infrastructure - 0.1%
Companhia de Concessoes Rodoviarias	49,400	1,347
TOTAL INDUSTRIALS		312,121
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - 19.1%
Communications Equipment - 4.2%
Adtran, Inc.	415,602	$ 12,942
Calix Networks, Inc. (a)(d)	1,030,045	13,154
Cisco Systems, Inc. (a)	1,918,900	36,766
Juniper Networks, Inc. (a)	114,200	3,885
QUALCOMM, Inc.	918,700	42,940
		109,687
Computers & Peripherals - 5.0%
Apple, Inc. (a)	282,400	87,869
Hewlett-Packard Co.	648,500	27,192
Western Digital Corp. (a)	400,400	13,413
		128,474
Electronic Equipment & Components - 1.6%
Agilent Technologies, Inc. (a)	470,500	16,477
Avnet, Inc. (a)	389,300	11,932
Universal Display Corp. (a)(d)	556,357	13,775
		42,184
Internet Software & Services - 2.9%
eBay, Inc. (a)	398,800	11,617
Google, Inc. Class A (a)	82,575	45,888
Mail.ru Group Ltd. GDR unit (a)(e)	41,200	1,689
Rackspace Hosting, Inc. (a)	550,600	16,061
		75,255
IT Services - 1.8%
Accenture PLC Class A	474,800	20,568
Virtusa Corp. (a)	215,366	2,938
Visa, Inc. Class A	300,000	22,155
		45,661
Semiconductors & Semiconductor Equipment - 1.1%
Linear Technology Corp.	338,700	11,042
Marvell Technology Group Ltd. (a)	612,200	11,809
Micron Technology, Inc. (a)	715,200	5,192
		28,043
Software - 2.5%
Oracle Corp.	1,838,400	49,710
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
salesforce.com, Inc. (a)	117,300	$ 16,331
Trion World Network, Inc. warrants 8/10/17 (a)(f)	28,652	0
		66,041
TOTAL INFORMATION TECHNOLOGY		495,345
MATERIALS - 3.8%
Chemicals - 1.1%
Dow Chemical Co.	796,100	24,822
Grasim Industries Ltd.	62,029	3,232
Uralkali JSC GDR (Reg. S)	55,700	1,504
		29,558
Construction Materials - 0.1%
China Shanshui Cement Group Ltd.	2,386,525	1,942
Metals & Mining - 2.6%
First Quantum Minerals Ltd.	184,700	16,408
Freeport-McMoRan Copper & Gold, Inc.	252,500	25,583
Mongolian Mining Corp.	4,274,000	4,690
Newmont Mining Corp.	366,600	21,567
		68,248
TOTAL MATERIALS		99,748
TELECOMMUNICATION SERVICES - 3.5%
Diversified Telecommunication Services - 3.0%
AT&T, Inc.	1,529,800	42,513
Qwest Communications International, Inc.	4,899,400	34,296
		76,809
Wireless Telecommunication Services - 0.5%
Sprint Nextel Corp. (a)	3,670,400	13,874
TOTAL TELECOMMUNICATION SERVICES		90,683
UTILITIES - 0.5%
Electric Utilities - 0.2%
Hong Kong Electric Holdings Ltd.	685,000	4,406
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Multi-Utilities - 0.3%
Sempra Energy	156,800	$ 7,854
TOTAL UTILITIES		12,260
TOTAL COMMON STOCKS (Cost $2,310,316)		2,566,310
Convertible Preferred Stocks - 0.5%

FINANCIALS - 0.3%
Diversified Financial Services - 0.3%
Ning, Inc. Series D 8.00% (a)(f)	1,398,601	8,245
INFORMATION TECHNOLOGY - 0.2%
Software - 0.2%
Trion World Network, Inc.:
Series C, 8.00% (a)(f)	910,747	3,898
Series C-1, 8.00% (a)(f)	71,630	307
		4,205
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $15,394)		12,450
Money Market Funds - 0.4%

Fidelity Cash Central Fund, 0.24% (b)	7,014,320	7,014
Fidelity Securities Lending Cash Central Fund, 0.25% (b)(c)	4,176,650	4,177
TOTAL MONEY MARKET FUNDS (Cost $11,191)		11,191
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $2,336,901)		2,589,951
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(2,046)
NET ASSETS - 100%		$ 2,587,905
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,689,000 or 0.1% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $12,450,000 or 0.5% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Ning, Inc. Series D 8.00%	3/19/08	$ 10,000
Trion World Network, Inc. warrants 8/10/17	8/10/10	$ 0
Trion World Network, Inc.: Series C, 8.00%	8/22/08	$ 5,001
Series C-1, 8.00%	8/10/10	$ 393
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 15
Fidelity Securities Lending Cash Central Fund	129
Total	$ 144
Other Information

The following is a summary of the inputs used, as of November 30, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 305,172	$ 305,172	$ -	$ -
Consumer Staples	299,336	299,336	-	-
Energy	316,106	316,106	-	-
Financials	343,827	324,111	11,471	8,245
Health Care	299,957	299,957	-	-
Industrials	312,121	312,121	-	-
Information Technology	499,550	495,345	-	4,205
Materials	99,748	96,516	3,232	-
Telecommunication Services	90,683	90,683	-	-
Utilities	12,260	12,260	-	-
Money Market Funds	11,191	11,191	-	-
Total Investments in Securities:	$ 2,589,951	$ 2,562,798	$ 14,703	$ 12,450
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 12,450
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 12,450
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at November 30, 2010	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At November 30, 2010, the cost of investment securities for income tax purposes was $2,352,684,000. Net unrealized appreciation aggregated $237,267,000, of which $293,355,000 related to appreciated investment securities and $56,088,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Summer Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Summer Street Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	January 31, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	January 31, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	January 31, 2011